Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Defined Benefit Plans [Abstract]
Accrued benefit obligation	$ 35,529	$ 31,449	$ 27,579	$ 27,579	$ 38,811	$ 34,216
Fair value of plan assets	(21,147)	(18,108)	(16,581)	(16,581)	(25,366)	(23,579)
Plan deficit - employee benefit liability	$ 14,382	$ 13,341	$ 10,998	$ 10,998	$ 13,445	$ 10,637